Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Goods and services tax ("GST") recoverable	$ 23	$ 19
Mexican value added tax ("IVA") recoverable	30	37
Interest receivable	107	572
	$ 160	$ 628